Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.9%)
Communication Services (2.1%)
*	Cargurus Inc.	362,702	11,392
*	ZipRecruiter Inc. Class A	291,912	8,057
*	Playtika Holding Corp.	166,952	4,613
*	Zynga Inc. Class A	315,006	2,372
*	Cars.com Inc.	173,160	2,190
	Nexstar Media Group Inc. Class A	13,185	2,004
*	Iridium Communications Inc.	39,096	1,558
*	Madison Square Garden Sports Corp.	7,362	1,369
	Sinclair Broadcast Group Inc. Class A	40,613	1,287
*	Yelp Inc. Class A	27,196	1,013
*	IDT Corp. Class B	22,013	923
*,1	Skillz Inc. Class A	74,701	734
*	Magnite Inc.	23,369	654
	Gray Television Inc.	25,988	593
*	Gogo Inc.	15,635	270
*	Consolidated Communications Holdings Inc.	27,951	257
*	Globalstar Inc.	139,792	233
*	Clear Channel Outdoor Holdings Inc.	70,009	190
*	fuboTV Inc.	7,026	168
*	EverQuote Inc. Class A	6,635	124
			40,001
Consumer Discretionary (15.7%)
*	Skechers USA Inc. Class A	585,895	24,678
*	Sally Beauty Holdings Inc.	1,258,184	21,200
	Hanesbrands Inc.	1,128,340	19,362
*	2U Inc.	561,660	18,855
*	frontdoor Inc.	420,506	17,619
	Shutterstock Inc.	98,321	11,142
*	Grand Canyon Education Inc.	117,530	10,338
*	Vroom Inc.	438,455	9,677
	Williams-Sonoma Inc.	39,741	7,047
*	Under Armour Inc. Class C	394,237	6,907
	Texas Roadhouse Inc. Class A	68,452	6,252
*	Canada Goose Holdings Inc.	175,270	6,252
	Polaris Inc.	52,018	6,224
	Signet Jewelers Ltd.	74,959	5,919
*	Purple Innovation Inc. Class A	244,624	5,142
	Carter's Inc.	52,428	5,098
*	Deckers Outdoor Corp.	13,422	4,835
*,1	Sportradar Holding AG Class A	210,818	4,771
*	Crocs Inc.	32,029	4,595
*	Scientific Games Corp. Class A	55,072	4,575

		Shares	Market Value ($000)
*	Fox Factory Holding Corp.	31,152	4,503
*	Gentherm Inc.	52,455	4,245
	PulteGroup Inc.	88,925	4,083
*	Everi Holdings Inc.	156,497	3,784
*	Dave & Buster's Entertainment Inc.	91,064	3,490
	Tempur Sealy International Inc.	70,507	3,272
	Columbia Sportswear Co.	29,964	2,872
*	Urban Outfitters Inc.	96,253	2,858
	Oxford Industries Inc.	30,425	2,743
*	Skyline Champion Corp.	45,615	2,740
	H&R Block Inc.	109,014	2,725
*	Brinker International Inc.	54,032	2,650
*	Floor & Decor Holdings Inc. Class A	21,541	2,602
	Tapestry Inc.	68,953	2,553
*	Tenneco Inc. Class A	171,594	2,449
	Hibbett Inc.	32,564	2,304
*	Sleep Number Corp.	23,548	2,201
	Wendy's Co.	101,272	2,196
	Winnebago Industries Inc.	27,865	2,019
*	Overstock.com Inc.	23,767	1,852
*	Ruth's Hospitality Group Inc.	88,465	1,832
*	Perdoceo Education Corp.	158,802	1,677
	Papa John's International Inc.	12,954	1,645
*	Abercrombie & Fitch Co. Class A	43,673	1,643
*	SeaWorld Entertainment Inc.	29,529	1,634
	Pool Corp.	3,627	1,576
*	RH	2,226	1,485
	Buckle Inc.	36,907	1,461
*	Dine Brands Global Inc.	17,862	1,451
*	Neogames SA	37,815	1,389
	Caleres Inc.	61,841	1,374
*	Master Craft Boat Holdings Inc.	54,436	1,365
*	YETI Holdings Inc.	15,588	1,336
*	Revolve Group Inc.	20,813	1,286
*	Red Robin Gourmet Burgers Inc.	55,497	1,280
*	Red Rock Resorts Inc. Class A	24,500	1,255
*	Children's Place Inc.	15,615	1,175
*	Asbury Automotive Group Inc.	5,619	1,105
*	Sonos Inc.	34,085	1,103
*	Stitch Fix Inc. Class A	27,274	1,090
*	Penn National Gaming Inc.	14,302	1,036
*	American Axle & Manufacturing Holdings Inc.	112,923	995
*	Five Below Inc.	4,970	879
	Churchill Downs Inc.	3,624	870
*	Modine Manufacturing Co.	75,621	857
*	Academy Sports & Outdoors Inc.	21,353	855
	OneWater Marine Inc. Class A	19,631	789
*	Boyd Gaming Corp.	12,443	787
	Shoe Carnival Inc.	24,065	780
	Jack in the Box Inc.	7,994	778
*	Planet Fitness Inc. Class A	9,290	730
*	Bed Bath & Beyond Inc.	41,778	722
	Century Communities Inc.	11,421	702
	Standard Motor Products Inc.	15,780	690
*	GameStop Corp. Class A	3,723	653
*	Six Flags Entertainment Corp.	15,161	644
	Travel + Leisure Co.	11,211	611
*	Golden Entertainment Inc.	12,090	593

		Shares	Market Value ($000)
*	XPEL Inc.	7,645	580
*	Vivint Smart Home Inc.	45,912	434
*	Lumber Liquidators Holdings Inc.	22,928	428
*	Duluth Holdings Inc. Class B	30,998	422
*	Kirkland's Inc.	20,781	399
*	Chico's FAS Inc.	80,045	359
*	El Pollo Loco Holdings Inc.	21,123	357
*	Visteon Corp.	3,675	347
	Winmark Corp.	1,575	339
*	Noodles & Co. Class A	21,624	255
*	QuantumScape Corp. Class A	10,029	246
	Carriage Services Inc. Class A	5,308	237
*	MarineMax Inc.	4,786	232
*	Cheesecake Factory Inc.	3,691	173
			305,570
Consumer Staples (1.4%)
	Coca-Cola Consolidated Inc.	14,029	5,530
	John B Sanfilippo & Son Inc.	51,233	4,187
	Vector Group Ltd.	314,400	4,008
*	BJ's Wholesale Club Holdings Inc.	60,912	3,345
*	Herbalife Nutrition Ltd.	58,607	2,484
*	Darling Ingredients Inc.	33,479	2,407
*	USANA Health Sciences Inc.	18,320	1,689
	Medifast Inc.	6,975	1,344
*	Central Garden & Pet Co. Class A	28,270	1,216
	PriceSmart Inc.	11,451	888
	National Beverage Corp.	4,189	220
			27,318
Energy (0.9%)
*	Southwestern Energy Co.	712,331	3,946
	Ovintiv Inc.	117,695	3,870
*	Laredo Petroleum Inc.	38,229	3,099
*	Callon Petroleum Co.	45,279	2,222
	Magnolia Oil & Gas Corp. Class A	78,455	1,396
*	Denbury Inc.	16,535	1,162
	Texas Pacific Land Corp.	837	1,012
	Altus Midstream Co. Class A	5,776	399
*	Earthstone Energy Inc. Class A	42,181	388
*	Kosmos Energy Ltd.	110,239	326
	Dorian LPG Ltd.	23,493	292
	Diamondback Energy Inc.	2,586	245
*	TETRA Technologies Inc.	48,710	152
			18,509
Financials (3.9%)
	LPL Financial Holdings Inc.	81,511	12,778
	WisdomTree Investments Inc.	1,486,936	8,431
	Virtus Investment Partners Inc.	18,381	5,704
	Bank OZK	129,531	5,567
	Primerica Inc.	32,520	4,996
	SLM Corp.	283,103	4,983
*	Credit Acceptance Corp.	7,916	4,633
*	Upstart Holdings Inc.	14,170	4,484
	Synovus Financial Corp.	85,104	3,735
	Cowen Inc. Class A	79,520	2,728
	Regional Management Corp.	39,452	2,295
*	Triumph Bancorp Inc.	21,649	2,168
	Kinsale Capital Group Inc.	12,795	2,069

		Shares	Market Value ($000)
	Ares Management Corp. Class A	18,138	1,339
	Brown & Brown Inc.	23,837	1,322
	Brightsphere Investment Group Inc.	47,512	1,242
	Meta Financial Group Inc.	22,213	1,166
*	Silvergate Capital Corp. Class A	9,404	1,086
*	Texas Capital Bancshares Inc.	16,485	989
	Moelis & Co. Class A	15,439	955
	Hanmi Financial Corp.	40,655	816
	Universal Insurance Holdings Inc.	59,085	770
	Everest Re Group Ltd.	2,115	530
	Curo Group Holdings Corp.	13,024	226
	Walker & Dunlop Inc.	1,699	193
			75,205
Health Care (25.8%)
	STERIS plc	137,414	28,071
*	Merit Medical Systems Inc.	334,763	24,036
*	Syneos Health Inc.	208,602	18,248
*	Quidel Corp.	86,264	12,176
*	Hologic Inc.	156,857	11,578
*	AMN Healthcare Services Inc.	98,485	11,301
*,1	Cano Health Inc.	858,585	10,887
*	Veracyte Inc.	213,839	9,933
*	Henry Schein Inc.	124,838	9,508
*	Omnicell Inc.	62,081	9,215
*	Avantor Inc.	220,084	9,001
*	HealthEquity Inc.	137,597	8,911
*	Charles River Laboratories International Inc.	21,246	8,768
*	Adagio Therapeutics Inc.	190,061	8,028
	Bruker Corp.	101,538	7,930
*	Kodiak Sciences Inc.	78,524	7,537
*	Sotera Health Co.	279,432	7,307
*	Revance Therapeutics Inc.	252,550	7,036
*	MEDNAX Inc.	242,209	6,886
*	Medpace Holdings Inc.	35,981	6,810
*	Axogen Inc.	424,044	6,700
*	CareDx Inc.	105,588	6,691
*	Inovalon Holdings Inc. Class A	166,017	6,689
*	Nevro Corp.	56,906	6,623
*	10X Genomics Inc. Class A	44,382	6,461
	Chemed Corp.	13,429	6,246
*	CorVel Corp.	33,461	6,231
*	Novavax Inc.	28,615	5,932
*	Allakos Inc.	55,232	5,847
*	Deciphera Pharmaceuticals Inc.	167,222	5,682
	PerkinElmer Inc.	31,638	5,483
*	C4 Therapeutics Inc.	122,712	5,483
*	Agios Pharmaceuticals Inc.	117,379	5,417
*	Sarepta Therapeutics Inc.	56,252	5,202
*	Integra LifeSciences Holdings Corp.	73,367	5,024
*	Heron Therapeutics Inc.	452,546	4,838
	Cooper Cos. Inc.	11,628	4,806
*	IQVIA Holdings Inc.	19,865	4,758
*	Exact Sciences Corp.	47,178	4,503
*	Molina Healthcare Inc.	16,589	4,501
*	Natera Inc.	39,719	4,426
*	Alkermes plc	140,914	4,346
*	Viking Therapeutics Inc.	690,865	4,339
*	ABIOMED Inc.	13,261	4,317

		Shares	Market Value ($000)
*	Travere Thrapeutics Inc.	175,181	4,248
*	SpringWorks Therapeutics Inc.	65,572	4,160
*	STAAR Surgical Co.	32,064	4,121
*	Veeva Systems Inc. Class A	13,567	3,910
*	Intellia Therapeutics Inc.	26,245	3,521
	Bio-Techne Corp.	7,186	3,482
*	Arvinas Inc.	40,282	3,310
*	ModivCare Inc.	18,053	3,279
*	Apria Inc.	87,986	3,269
*	Ionis Pharmaceuticals Inc.	95,767	3,212
*	LHC Group Inc.	18,882	2,963
	Encompass Health Corp.	39,426	2,959
	West Pharmaceutical Services Inc.	6,493	2,757
*	Atara Biotherapeutics Inc.	145,928	2,612
*	Agenus Inc.	494,310	2,595
*	Tandem Diabetes Care Inc.	21,524	2,570
*	Precision BioSciences Inc.	209,752	2,421
*	Community Health Systems Inc.	201,039	2,352
*	MacroGenics Inc.	111,566	2,336
	Select Medical Holdings Corp.	63,082	2,282
*	Neurocrine Biosciences Inc.	23,066	2,212
*	CytomX Therapeutics Inc.	387,180	1,971
*	Talis Biomedical Corp.	273,111	1,707
*	Surmodics Inc.	29,827	1,658
*	Maravai LifeSciences Holdings Inc. Class A	32,699	1,605
*,1	Figs Inc. Class A	40,401	1,500
*	Tenet Healthcare Corp.	22,554	1,498
*	Emergent BioSolutions Inc.	28,938	1,449
*	Shockwave Medical Inc.	7,022	1,446
*	Amedisys Inc.	9,461	1,411
*	Exelixis Inc.	66,151	1,398
*	Inspire Medical Systems Inc.	5,857	1,364
*	Joint Corp.	13,762	1,349
*	Inogen Inc.	30,682	1,322
*	Puma Biotechnology Inc.	187,753	1,316
*	ImmunoGen Inc.	226,995	1,287
*	Biohaven Pharmaceutical Holding Co. Ltd.	9,268	1,287
*	Apellis Pharmaceuticals Inc.	38,370	1,265
*	Meridian Bioscience Inc.	63,583	1,223
*	Affimed NV	192,187	1,188
*	PTC Therapeutics Inc.	31,774	1,182
*	Fortress Biotech Inc.	360,734	1,162
*	Cross Country Healthcare Inc.	52,133	1,107
*	Twist Bioscience Corp.	10,346	1,107
*	Bioventus Inc. Class A	71,018	1,006
*	Inari Medical Inc.	12,355	1,002
*	Denali Therapeutics Inc.	19,819	1,000
*	Option Care Health Inc.	40,554	984
*	Ortho Clinical Diagnostics Holdings plc Class H	52,730	974
*	Personalis Inc.	49,823	959
*	Fate Therapeutics Inc.	15,751	934
*	Selecta Biosciences Inc.	223,167	928
*	Myriad Genetics Inc.	27,358	883
*	Pieris Pharmaceuticals Inc.	170,392	881
*	Tivity Health Inc.	38,097	878
*	Blueprint Medicines Corp.	8,191	842
*	Enanta Pharmaceuticals Inc.	14,723	836
*	Penumbra Inc.	3,096	825

		Shares	Market Value ($000)
*	PAVmed Inc.	96,097	821
*	Syros Pharmaceuticals Inc.	178,695	799
	U.S. Physical Therapy Inc.	7,183	794
*,1	Cassava Sciences Inc.	12,766	792
*	RadNet Inc.	26,530	778
*	Molecular Templates Inc.	112,801	757
*	Radius Health Inc.	60,769	754
*	Theravance Biopharma Inc.	101,785	753
*	Codexis Inc.	30,471	709
*	Minerva Neurosciences Inc.	406,946	708
*	Precigen Inc.	137,261	685
*,1	Clovis Oncology Inc.	151,310	675
*	Intercept Pharmaceuticals Inc.	44,769	665
*	Bluebird Bio Inc.	34,228	654
*	Ovid therapeutics Inc.	193,033	649
*	Fulgent Genetics Inc.	7,154	643
*	Pacific Biosciences of California Inc.	24,630	629
*	Athenex Inc.	202,067	608
*	Akebia Therapeutics Inc.	210,343	606
*,1	Ocugen Inc.	84,053	603
*	Glaukos Corp.	12,348	595
*	Infinity Pharmaceuticals Inc.	172,606	590
*,1	Atossa Therapeutics Inc.	180,744	589
*,1	Co-Diagnostics Inc.	60,375	587
*	9 Meters Biopharma Inc.	450,873	586
*	Ultragenyx Pharmaceutical Inc.	6,412	578
*,1	Esperion Therapeutics Inc.	47,113	568
*	Seelos Therapeutics Inc.	232,893	561
*	Vir Biotechnology Inc.	12,749	555
*	Seres Therapeutics Inc.	77,465	539
*	Aveanna Healthcare Holdings Inc.	65,877	528
*	Homology Medicines Inc.	66,289	522
*	Avalo Therapeutics Inc.	237,319	517
*	Kiniksa Pharmaceuticals Ltd. Class A	44,598	508
*	Certara Inc.	15,304	507
*	Prothena Corp. plc	6,988	498
*	FibroGen Inc.	47,104	481
*	Sangamo Therapeutics Inc.	52,673	475
*	Rapt Therapeutics Inc.	15,203	472
*	Voyager Therapeutics Inc.	178,909	471
	Phibro Animal Health Corp. Class A	21,746	468
*	Silk Road Medical Inc.	8,106	446
*,1	Retractable Technologies Inc.	39,875	440
*	Sientra Inc.	72,739	417
*	ACADIA Pharmaceuticals Inc.	24,312	404
*	Omeros Corp.	29,222	403
*	Neogen Corp.	8,884	386
*	Protagonist Therapeutics Inc.	21,334	378
*	Assembly Biosciences Inc.	106,916	372
*	Gritstone bio Inc.	33,605	363
*	Spectrum Pharmaceuticals Inc.	165,545	361
*	Sorrento Therapeutics Inc.	46,820	357
*	Cutera Inc.	7,423	346
*	WaVe Life Sciences Ltd.	69,535	341
*	Flexion Therapeutics Inc.	55,586	339
*	Organogenesis Holdings Inc. Class A	23,657	337
*	Sesen Bio Inc.	419,738	333
*	Cue Biopharma Inc.	20,916	305

		Shares	Market Value ($000)
*	Stereotaxis Inc.	55,605	299
*	Sutro Biopharma Inc.	15,437	292
*	Anavex Life Sciences Corp.	16,227	291
*	Quanterix Corp.	5,751	286
*	Agiliti Inc.	14,835	282
*	Surgery Partners Inc.	6,484	275
	Owens & Minor Inc.	8,612	269
*	Reata Pharmaceuticals Inc. Class A	2,610	263
*	Asensus Surgical Inc.	138,341	256
*	Jounce Therapeutics Inc.	33,807	251
*	Cardiovascular Systems Inc.	7,624	250
*	Kaleido Biosciences Inc.	45,818	250
*	Aquestive Therapeutics Inc.	55,778	243
*	Mirum Pharmaceuticals Inc.	11,891	237
*	Inhibrx Inc.	6,941	231
*	Invitae Corp.	7,620	217
*,1	Bionano Genomics Inc.	37,627	207
*	1Life Healthcare Inc.	9,495	192
*	CytoSorbents Corp.	23,517	191
*	ChemoCentryx Inc.	11,090	190
*	Amneal Pharmaceuticals Inc.	35,084	187
*	Harpoon Therapeutics Inc.	22,805	180
*	Pennant Group Inc.	6,408	180
*	Sana Biotechnology Inc.	7,944	179
*	Aldeyra Therapeutics Inc.	20,261	178
*	Innovage Holding Corp.	26,997	178
*	Mustang Bio Inc.	65,465	176
*	Alector Inc.	7,085	162
*	Arrowhead Pharmaceuticals Inc.	2,564	160
*	Abeona Therapeutics Inc.	122,584	137
*	NanoString Technologies Inc.	2,814	135
*	Pliant Therapeutics Inc.	7,401	125
*	Durect Corp.	92,762	119
*	Viemed Healthcare Inc.	21,005	117
*	VYNE Therapeutics Inc.	76,105	106
*	Recro Pharma Inc.	43,855	90
*	Ontrak Inc.	8,160	82
*	Forte Biosciences Inc.	5,656	17
			502,102
Industrials (19.0%)
	Matson Inc.	335,828	27,105
*	TriNet Group Inc.	285,942	27,044
*	Sensata Technologies Holding plc	476,413	26,069
	Ritchie Bros Auctioneers Inc.	351,873	21,697
*	Generac Holdings Inc.	43,852	17,921
	CH Robinson Worldwide Inc.	182,744	15,899
*	Clean Harbors Inc.	152,482	15,838
*	Middleby Corp.	91,602	15,619
	Tennant Co.	172,168	12,732
	ABM Industries Inc.	240,733	10,835
*	Cimpress plc	110,711	9,613
*	Kirby Corp.	199,289	9,558
	Forward Air Corp.	111,529	9,259
	Booz Allen Hamilton Holding Corp. Class A	106,519	8,452
	Allegion plc	56,639	7,487
*	Atkore Inc.	79,600	6,919
*	ACV Auctions Inc. Class A	382,478	6,843
	Kforce Inc.	94,357	5,628

		Shares	Market Value ($000)
	EMCOR Group Inc.	46,337	5,346
	Boise Cascade Co.	98,009	5,291
	John Bean Technologies Corp.	36,325	5,106
	AGCO Corp.	38,662	4,737
	Woodward Inc.	41,429	4,690
	Hillenbrand Inc.	108,453	4,626
	Mueller Industries Inc.	105,400	4,332
	Allison Transmission Holdings Inc.	122,023	4,310
	UFP Industries Inc.	62,627	4,257
*	Sterling Check Corp.	143,928	3,736
	Robert Half International Inc.	37,039	3,716
	Heartland Express Inc.	220,711	3,536
	Landstar System Inc.	21,691	3,423
	GrafTech International Ltd.	314,154	3,242
*	GMS Inc.	73,764	3,231
	Terex Corp.	70,954	2,987
*	Upwork Inc.	61,032	2,748
	Lincoln Electric Holdings Inc.	20,275	2,611
	Applied Industrial Technologies Inc.	27,811	2,507
*	Textainer Group Holdings Ltd.	68,704	2,399
*	Avis Budget Group Inc.	20,569	2,397
	Exponent Inc.	20,532	2,323
	Graco Inc.	32,749	2,291
	Tetra Tech Inc.	12,967	1,937
	Primoris Services Corp.	76,455	1,872
*	Cornerstone Building Brands Inc.	127,875	1,868
*	Masonite International Corp.	17,201	1,826
	Franklin Electric Co. Inc.	22,213	1,774
*	Meritor Inc.	78,716	1,677
*	Daseke Inc.	178,108	1,640
	Fortune Brands Home & Security Inc.	17,676	1,581
*	Atlas Air Worldwide Holdings Inc.	18,620	1,521
	Douglas Dynamics Inc.	40,055	1,454
*	Plug Power Inc.	56,544	1,444
*	Vicor Corp.	10,437	1,400
*	Saia Inc.	5,195	1,237
	HNI Corp.	31,486	1,156
*	MYR Group Inc.	10,676	1,062
	REV Group Inc.	60,734	1,042
	Heidrick & Struggles International Inc.	22,727	1,014
	Pitney Bowes Inc.	100,450	724
	CRA International Inc.	7,147	710
*	Blue Bird Corp.	28,012	584
*	Titan International Inc.	79,261	568
*	XPO Logistics Inc.	6,771	539
*	Virgin Galactic Holdings Inc.	20,999	531
*	GXO Logistics Inc.	6,771	531
	Interface Inc. Class A	34,547	523
	Toro Co.	5,349	521
*	Heritage-Crystal Clean Inc.	10,912	316
	Global Industrial Co.	7,936	301
	Nordson Corp.	1,190	283
			369,996
Information Technology (23.6%)
*	ON Semiconductor Corp.	848,790	38,849
*	J2 Global Inc.	226,244	30,909
	Belden Inc.	308,581	17,978
*	Trimble Inc.	180,594	14,854

		Shares	Market Value ($000)
*	Euronet Worldwide Inc.	114,549	14,580
*	Nuance Communications Inc.	218,007	11,999
*	Mimecast Ltd.	184,856	11,757
*	New Relic Inc.	146,881	10,542
*	Momentive Global Inc.	534,821	10,482
*	8x8 Inc.	409,993	9,590
*	MongoDB Inc. Class A	18,768	8,849
*	Tenable Holdings Inc.	182,143	8,404
*	Fair Isaac Corp.	20,733	8,250
*	Zendesk Inc.	68,426	7,964
*	Teradata Corp.	133,565	7,660
*	Manhattan Associates Inc.	48,058	7,354
*	N-Able Inc.	569,472	7,067
*	FireEye Inc.	389,257	6,929
	Jabil Inc.	115,387	6,735
*	Box Inc. Class A	284,085	6,724
*	ChannelAdvisor Corp.	259,197	6,540
	MKS Instruments Inc.	42,870	6,470
*	Enphase Energy Inc.	42,992	6,447
*	Smartsheet Inc. Class A	93,570	6,439
*	Nutanix Inc. Class A	169,307	6,383
*	Atlassian Corp. plc Class A	15,074	5,900
	TTEC Holdings Inc.	60,899	5,696
	Maximus Inc.	67,774	5,639
*	Elastic NV	36,790	5,481
*	Cadence Design Systems Inc.	35,590	5,390
	CDW Corp.	29,347	5,342
*	EPAM Systems Inc.	9,279	5,293
	SolarWinds Corp.	305,354	5,109
*	Domo Inc. Class B	54,883	4,634
*	Dropbox Inc. Class A	145,787	4,260
*	Sumo Logic Inc.	236,185	3,807
*	MACOM Technology Solutions Holdings Inc. Class H	58,509	3,795
*	Digital Turbine Inc.	54,337	3,736
*	Workiva Inc. Class A	25,950	3,658
*	Extreme Networks Inc.	363,142	3,577
	Amkor Technology Inc.	141,436	3,529
*	A10 Networks Inc.	256,381	3,456
*	Alarm.com Holdings Inc.	44,045	3,444
	Monolithic Power Systems Inc.	7,042	3,413
*	Allegro MicroSystems Inc.	92,042	2,942
*	Axcelis Technologies Inc.	62,400	2,935
*	FormFactor Inc.	77,141	2,880
*	Bill.Com Holdings Inc.	10,737	2,866
*	Brightcove Inc.	238,191	2,749
*	Aspen Technology Inc.	22,283	2,736
*	Avaya Holdings Corp.	136,155	2,694
*	CommScope Holding Co. Inc.	188,508	2,562
*	Pure Storage Inc. Class A	101,635	2,557
	Brooks Automation Inc.	24,155	2,472
*	Dynatrace Inc.	34,751	2,466
*	Diodes Inc.	25,287	2,291
*	Agilysys Inc.	41,556	2,176
*	Sprout Social Inc. Class A	17,699	2,158
*	Vonage Holdings Corp.	130,500	2,104
*	Unisys Corp.	82,618	2,077
	CSG Systems International Inc.	41,777	2,014
*	Ichor Holdings Ltd.	47,401	1,948

		Shares	Market Value ($000)
*	Alpha & Omega Semiconductor Ltd.	61,511	1,930
*	Anaplan Inc.	31,665	1,928
*	eGain Corp.	188,093	1,919
*	SMART Global Holdings Inc.	43,114	1,919
*	Sitime Corp.	9,204	1,879
*	Benefitfocus Inc.	164,577	1,827
*	International Money Express Inc.	107,904	1,802
	CDK Global Inc.	40,028	1,703
*	Calix Inc.	33,644	1,663
*	Paylocity Holding Corp.	5,815	1,631
*	Verint Systems Inc.	35,721	1,600
*	Ultra Clean Holdings Inc.	35,321	1,505
*	Plantronics Inc.	55,828	1,435
	Pegasystems Inc.	10,995	1,397
*	Cognyte Software Ltd.	62,435	1,283
*	NeoPhotonics Corp.	141,826	1,235
*	CommVault Systems Inc.	16,242	1,223
*	Lattice Semiconductor Corp.	16,963	1,097
*	LiveRamp Holdings Inc.	23,161	1,094
	McAfee Corp.Class A	49,005	1,083
*	Avid Technology Inc.	34,728	1,004
*	Cambium Networks Corp.	27,007	977
*	Diebold Nixdorf Inc.	96,296	974
*	CalAmp Corp.	95,333	949
*	Veritone Inc.	39,123	935
*,1	Remitly Global Inc.	24,111	885
	Xperi Holding Corp.	44,695	842
*	Appian Corp. Class A	8,848	819
*	Riot Blockchain Inc.	31,320	805
*	Cohu Inc.	22,162	708
*	Asana Inc. Class A	6,427	667
*	PTC Inc.	5,420	649
*	EMCORE Corp.	86,453	647
*	ON24 Inc.	32,155	641
*	PFSweb Inc.	49,388	637
*	ePlus Inc.	5,590	574
*	Zuora Inc. Class A	32,927	546
*,1	MicroVision Inc.	41,586	460
*	Infinera Corp.	52,465	436
*	Arlo Technologies Inc.	67,389	432
*	Telos Corp.	14,785	420
*	BigCommerce Holdings Inc. Series 1	8,147	413
*	Sanmina Corp.	10,385	400
	Advanced Energy Industries Inc.	4,526	397
*	Turtle Beach Corp.	13,203	367
*	Viant Technology Inc. Class A	27,258	333
*	Eastman Kodak Co.	46,791	319
*	Casa Systems Inc.	45,529	309
	Entegris Inc.	1,954	246
*	SPS Commerce Inc.	1,373	221
*	Clearfield Inc.	4,790	211
*	LivePerson Inc.	3,376	199
*	MicroStrategy Inc. Class A	328	190
*	3D Systems Corp.	6,320	174
	ADTRAN Inc.	8,181	153
			459,633
Materials (1.8%)
	Graphic Packaging Holding Co.	367,933	7,006

		Shares	Market Value ($000)
	Louisiana-Pacific Corp.	99,711	6,119
	Westlake Chemical Corp.	52,297	4,766
	Steel Dynamics Inc.	58,950	3,448
	Schnitzer Steel Industries Inc. Class A	54,357	2,381
	Trinseo SA	38,999	2,105
*	O-I Glass Inc.	138,867	1,982
	Myers Industries Inc.	98,281	1,923
*	Ingevity Corp.	20,053	1,431
	Avery Dennison Corp.	5,124	1,062
	Olin Corp.	16,837	813
*	Koppers Holdings Inc.	21,983	687
*	Orion Engineered Carbons SA	28,422	518
			34,241
Real Estate (1.4%)
	Iron Mountain Inc.	122,853	5,338
	Lamar Advertising Co. Class A	43,473	4,932
	National Storage Affiliates Trust	57,372	3,029
*	Redfin Corp.	39,364	1,972
	Alexander's Inc.	7,492	1,953
	PS Business Parks Inc.	11,982	1,878
	Uniti Group Inc.	130,248	1,611
	GEO Group Inc.	202,679	1,514
	Universal Health Realty Income Trust	23,029	1,273
	Tanger Factory Outlet Centers Inc.	72,341	1,179
	American Finance Trust Inc.	115,941	932
	CatchMark Timber Trust Inc. Class A	59,715	709
	Phillips Edison & Co. Inc.	17,047	523
	Innovative Industrial Properties Inc.	1,428	330
			27,173
Utilities (0.3%)
	NRG Energy Inc.	68,110	2,781
[1]	Brookfield Infrastructure Corp. Class A	28,605	1,713
	Otter Tail Corp.	8,655	484
*	Pure Cycle Corp.	24,014	320
			5,298
Total Common Stocks (Cost $1,634,812)			1,865,046
Preferred Stock (0.0%)
*,2,3	Meta Material Inc. (Cost $56)	37,855	41
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $93,185)	931,833	93,183
Total Investments (100.7%) (Cost $1,728,053)			1,958,270
Other Assets and Liabilities—Net (-0.7%)			(14,071)
Net Assets (100%)			1,944,199
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,334,000.
2	Perpetual security with no stated maturity date.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $16,618,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	585	64,373	(889)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,865,046	—	—	1,865,046
Preferred Stock	—	—	41	41
Temporary Cash Investments	93,183	—	—	93,183
Total	1,958,229	—	41	1,958,270
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	889	—	—	889
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.